Financial income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of financial expenses

	2023	2022	2021

Finance expenses:
Cost of debt	(851)	(863)	(441)
Cost of the discounting of receivables	(74)	(53)	(2)
Monetary restatement loss	(188)	(148)	(93)
Interest on lease liabilities	(455)	(393)	(317)
Other finance expenses	(74)	(71)	(90)
Total financial expenses	(1,642)	(1,528)	(943)

Financial income:
Income from short term instruments	400	137	78
Monetary restatement gain (*)	229	640	238
Other financial income	4	1	4
Total financial income	633	778	320

Total	(1,009)	(750)	(623)